Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Midas Series Trust
Entity Central Index Key	0000770200
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000032073 [Member]
Shareholder Report [Line Items]
Fund Name	Midas Discovery
Class Name	Midas Discovery
Trading Symbol	MIDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Midas Discovery (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.MidasFunds.com. You can also request this information by contacting us at 800-400-6432.
Additional Information Phone Number	800-400-6432
Additional Information Website	www.MidasFunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Midas Discovery	$127	2.66%
*Annualized

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.66%	[1]
Net Assets	$ 33,679,590
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 240,784
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund’s net assets	$33,679,590
Total number of portfolio holdings	19
Portfolio turnover rate	25%
Total advisory fees paid	$240,784

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
The tables below show the investment make-up of the Fund, representing percentage of total net assets of the Fund.
Top Ten Security Holdings	Percent of Total Net Assets
DPM Metals Inc.	9%
SSR Mining Inc.	8%
Evolution Mining Limited	8%
IAMGOLD Corp.	7%
Aura Minerals Inc.	7%
Endeavour Mining plc	6%
G Mining Ventures Corp.	6%
Wheaton Precious Metals Corp.	6%
B2Gold Corp.	5%
McEwen Inc.	5%
Total	67%
Top ten security holdings are shown with approximate percentages of net assets and are subject to change. The above portfolio information should not be considered as a recommendation to purchase or sell a particular security and there is no assurance that any securities will remain a top ten security holding. To the extent the Fund’s holdings are concentrated in a limited number of securities, industries, or sectors, the Fund may be subject to greater volatility and a higher risk of loss. The figures in the table use approximate percentages of net assets and may not add up to 100% due to leverage, cash or other assets, rounding, and other factors.

Largest Holdings [Text Block]
Top Ten Security Holdings	Percent of Total Net Assets
DPM Metals Inc.	9%
SSR Mining Inc.	8%
Evolution Mining Limited	8%
IAMGOLD Corp.	7%
Aura Minerals Inc.	7%
Endeavour Mining plc	6%
G Mining Ventures Corp.	6%
Wheaton Precious Metals Corp.	6%
B2Gold Corp.	5%
McEwen Inc.	5%
Total	67%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund’s independent registered public accounting firm during the reporting period.
C000119766 [Member]
Shareholder Report [Line Items]
Fund Name	Midas Special Opportunities
Class Name	Midas Special Opportunities
Trading Symbol	MISEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Midas Special Opportunities (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.MidasFunds.com. You can also request this information by contacting us at 800-400-6432.
Additional Information Phone Number	800-400-6432
Additional Information Website	www.MidasFunds.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Midas Special Opportunities	$161	2.98%
*Annualized

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	2.98%	[2]
Net Assets	$ 29,343,393
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 119,146
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund’s net assets	$29,343,393
Total number of portfolio holdings	12
Portfolio turnover rate	16%
Total advisory fees paid	$119,146

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
The tables below show the investment make-up of the Fund, representing percentage of total net assets of the Fund.
Top Ten Security Holdings	Percent of Total Net Assets
Alphabet Inc. Class A	39%
Lam Research Corporation	18%
Mastercard Inc. Class A	18%
Williams-Sonoma, Inc.	8%
JPMorgan Chase & Co.	8%
Constellation Software Inc.	4%
Berkshire Hathaway Inc. Class B	4%
Microsoft Corp.	3%
The Progressive Corporation	3%
Qualys, Inc.	3%
Total	108%
Top ten security holdings are shown with approximate percentages of net assets and are subject to change. The above portfolio information should not be considered as a recommendation to purchase or sell a particular security and there is no assurance that any securities will remain a top ten security holding. To the extent the Fund’s holdings are concentrated in a limited number of securities, industries, or sectors, the Fund may be subject to greater volatility and a higher risk of loss. The figures in the table use approximate percentages of net assets and may not add up to 100% due to leverage, cash or other assets, rounding, and other factors.

Largest Holdings [Text Block]
Top Ten Security Holdings	Percent of Total Net Assets
Alphabet Inc. Class A	39%
Lam Research Corporation	18%
Mastercard Inc. Class A	18%
Williams-Sonoma, Inc.	8%
JPMorgan Chase & Co.	8%
Constellation Software Inc.	4%
Berkshire Hathaway Inc. Class B	4%
Microsoft Corp.	3%
The Progressive Corporation	3%
Qualys, Inc.	3%
Total	108%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund’s independent registered public accounting firm during the reporting period.

[1]	Annualized
[2]	Annualized